Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares
Accounts payable	$ 1,341	¥ 9,221	¥ 5,796
Deferred revenue	68,268	469,378	243,419
Advances from customers	2,095	14,403	3,962
Accrued liabilities and other current liabilities	124,034	852,771	424,078
Amounts due to related parties	5,043	34,673	8,395
Deferred revenue	11,742	80,734	¥ 45,024
Common stock, shares authorized			348,964,707
Variable Interest Entity (VIE) [Member]
Accounts payable	0	9,221	¥ 5,796
Deferred revenue	0	469,378	243,419
Advances from customers	0	14,403	3,962
Accrued liabilities and other current liabilities	0	786,612	407,849
Amounts due to related parties	0	31,722	8,242
Deferred revenue	$ 0	¥ 80,734	¥ 45,024
Series A-1 Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value | $ / shares				$ 0.0001
Preferred stock, shares authorized			17,647,058
Preferred stock, shares issued	17,647,058	17,647,058	17,647,058
Preferred stock, shares outstanding	0	0	17,647,058
Series A-2 Preferred Stock [Member]
Preferred stock, par value | $ / shares				0.0001
Preferred stock, shares authorized			4,411,765
Preferred stock, shares issued	4,411,765	4,411,765	4,411,765
Preferred stock, shares outstanding	0	0	4,411,765
Series B-2 Preferred Shares [Member]
Preferred stock, par value | $ / shares				0.0001
Preferred stock, shares authorized			0
Preferred stock, shares issued	64,488,235	64,488,235	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, par value | $ / shares	$ 0.0001			0.0001
Common stock, shares authorized	750,000,000	750,000,000	249,957,163
Common stock, shares issued	44,639,737	44,639,737	992,456
Common stock, shares outstanding	44,639,737	44,639,737	992,456
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	99,007,544
Common stock, shares issued	159,157,321	159,157,321	99,007,544
Common stock, shares outstanding	159,157,321	159,157,321	99,007,544